Schedule of Investments
Invesco Senior Loan ETF (BKLN)
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Variable Rate Senior Loan Interests-93.79%(a)(b)
Aerospace & Defense-1.59%
TransDigm, Inc.
Term Loan E (1 mo. USD LIBOR + 2.25%)	2.40%	05/30/2025	$5,101	$4,956,556
Term Loan F (1 mo. USD LIBOR + 2.25%)	2.40%	12/09/2025	64,688	62,852,084
				67,808,640
Air Transport-1.59%
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Term Loan (3 mo. USD LIBOR + 5.25%)	6.25%	06/21/2027	28,011	28,946,602
SkyMiles IP Ltd., Term Loan (3 mo. USD LIBOR + 3.75%)	4.75%	10/01/2027	38,147	39,082,142
				68,028,744
Automotive-1.31%
Panther BF Aggregator 2 L.P., Term Loan (Canada) (1 mo. USD LIBOR + 3.50%)	3.65%	04/30/2026	56,298	55,845,532
Building & Development-2.85%
DTZ U.S. Borrower LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	2.90%	08/21/2025	33,735	32,785,904
Pisces Midco, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	3.88%	04/12/2025	30,665	30,497,578
Quikrete Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	2.65%	02/01/2027	33,098	32,703,464
White Cap Buyer LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	4.50%	10/31/2027	25,714	25,530,870
				121,517,816
Business Equipment & Services-12.50%
Allied Universal Holdco LLC, Term Loan (2 mo. USD LIBOR + 4.25%)	4.40%	07/10/2026	30,996	30,848,510
Asurion LLC
Second Lien Term Loan B-2 (1 mo. USD LIBOR + 6.50%)	6.65%	08/04/2025	52,887	53,344,523
Term Loan B-6 (1 mo. USD LIBOR + 3.00%)	3.15%	11/03/2023	67,035	66,455,523
Brand Energy & Infrastructure Services, Inc., Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	06/21/2024	35,502	34,184,105
Change Healthcare Holdings, Inc., Term Loan (3 mo. USD LIBOR + 2.50%)	3.50%	03/01/2024	52,084	51,677,048
Dun & Bradstreet Corp. (The)
Term Loan(c)	-	02/06/2026	4,558	4,536,069
Term Loan (1 mo. USD LIBOR + 3.75%)	3.89%	02/06/2026	31,512	31,362,287
Genesys Telecom Holdings, U.S., Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	10/08/2027	28,857	28,802,516
Prime Security Services Borrower LLC, Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	4.25%	09/23/2026	32,196	32,071,148
Red Ventures LLC (New Imagitas, Inc.), Term Loan B-2 (1 mo. USD LIBOR + 2.50%)	2.65%	11/08/2024	29,031	28,181,953
Refinitiv US Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	3.40%	10/01/2025	79,445	79,047,901
Tempo Acquisition LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	3.75%	10/01/2026	2,421	2,385,447
Trans Union LLC, Term Loan B-5 (1 mo. USD LIBOR + 1.75%)	1.90%	11/16/2026	35,863	35,409,848
Travelport Finance (Luxembourg) S.a.r.l., Term Loan (Luxembourg) (3 mo. USD LIBOR + 5.00%)	5.22%	05/30/2026	34,762	24,224,967
West Corp., Term Loan B (3 mo. USD LIBOR + 4.00%)	5.00%	10/10/2024	32,801	31,343,248
				533,875,093
Cable & Satellite Television-7.67%
Charter Communications Operating LLC
Term Loan B-1 (1 mo. USD LIBOR + 1.75%), (Acquired 03/25/2020 - 10/05/2020; Cost $23,241,597)(d)	1.90%	04/30/2025	23,893	23,712,075
Term Loan B-2 (1 mo. USD LIBOR + 1.75%), (Acquired 12/14/2017 - 11/04/2020; Cost $60,621,891)(d)	1.90%	02/01/2027	61,379	60,755,463
CSC Holdings LLC
Term Loan (1 mo. USD LIBOR + 2.25%)	2.39%	07/17/2025	63,009	61,642,235
Term Loan (1 mo. USD LIBOR + 2.50%)	2.64%	04/15/2027	22,550	22,114,862
Numericable-SFR S.A., Incremental Term Loan B-13 (France) (1 mo. USD LIBOR + 4.00%)	4.24%	08/14/2026	32,903	32,614,620
Telenet Financing USD LLC, Term Loan AR (1 mo. USD LIBOR + 2.00%)	2.14%	04/15/2028	29,564	29,055,046
Virgin Media Bristol LLC, Term Loan N (United Kingdom) (1 mo. USD LIBOR + 2.50%)	2.64%	01/31/2028	42,267	41,546,778
WideOpenWest Finance LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	4.25%	08/18/2023	27,824	27,547,460
Ziggo Secured Finance Partnership, Term Loan I (1 mo. USD LIBOR + 2.50%)	2.64%	04/15/2028	29,117	28,557,042
				327,545,581
Chemicals & Plastics-2.13%
Messer Industries USA, Inc., Term Loan B-1 (3 mo. USD LIBOR + 2.50%)	2.72%	03/02/2026	35,205	34,764,599
Starfruit US Holdco LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.14%	10/01/2025	57,226	56,296,101
				91,060,700
See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan ETF (BKLN)—(continued)
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Containers & Glass Products-2.51%
Berry Global, Inc., Term Loan Y (1 mo. USD LIBOR + 2.00%)	2.13%	07/01/2026	$59,229	$58,297,048
Reynolds Consumer Products LLC, Term Loan B (1 mo. USD LIBOR + 1.75%)	1.90%	01/29/2027	33,115	32,771,235
Reynolds Group Holdings, Inc., Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	2.90%	02/05/2023	16,373	16,195,349
				107,263,632
Drugs-4.77%
Amneal Pharmaceuticals LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	3.69%	05/04/2025	35,866	34,852,883
Endo LLC, Term Loan (3 mo. USD LIBOR + 4.25%)	5.00%	04/29/2024	45,091	43,907,184
Grifols Worldwide Operations USA, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	2.10%	11/15/2027	34,684	34,209,089
Pharmaceutical Product Development, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	3.50%	08/18/2022	40,623	40,603,604
Valeant Pharmaceuticals International, Inc., Term Loan (Canada) (1 mo. USD LIBOR + 3.00%)	3.14%	06/02/2025	50,680	50,157,876
				203,730,636
Electronics & Electrical-10.87%
Boxer Parent Co., Inc., Term Loan (1 mo. USD LIBOR + 4.25%)	4.40%	10/02/2025	44,102	43,685,994
CommScope, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	3.40%	04/06/2026	40,538	39,949,077
Dell International LLC
Term Loan A-6 (1 mo. USD LIBOR + 1.75%)	1.90%	03/13/2024	27,375	27,362,134
Term Loan B-1 (1 mo. USD LIBOR + 2.00%)	2.75%	09/19/2025	71,657	71,618,317
Finastra USA, Inc., First Lien Term Loan (United Kingdom) (3 mo. USD LIBOR + 3.50%)	4.50%	06/13/2024	48,792	47,405,890
MA FinanceCo. LLC, Term Loan B-3 (1 mo. USD LIBOR + 2.50%)	2.65%	06/21/2024	4,945	4,825,935
McAfee LLC, Term Loan B (1 mo. USD LIBOR + 3.75%)	3.90%	09/30/2024	43,990	43,965,806
Micro Holding L.P., First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	3.65%	09/13/2024	31,409	30,843,464
Seattle Spinco, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	2.65%	06/21/2024	33,387	32,583,881
Ultimate Software Group, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	3.90%	05/04/2026	34,349	34,201,150
Term Loan B (3 mo. USD LIBOR + 4.00%)	4.75%	05/04/2026	20,000	20,064,800
Western Digital Corp., Term Loan A-1 (3 mo. USD LIBOR + 1.50%)	1.65%	02/27/2023	67,749	67,474,351
				463,980,799
Food Products-0.91%
Froneri International PLC, Term Loan B-2 (United Kingdom) (1 mo. USD LIBOR + 2.25%)	2.40%	01/29/2027	39,494	38,676,705
Food Service-3.12%
IRB Holding Corp.
First Lien Term Loan B (1 mo. USD LIBOR + 3.25%)	4.25%	12/01/2027	30,000	29,806,200
Term Loan B (3 mo. USD LIBOR + 2.75%)	3.75%	02/05/2025	37,023	36,450,341
New Red Finance, Inc., Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	1.90%	11/19/2026	68,796	67,055,063
				133,311,604
Health Care-11.38%
athenahealth, Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.50%)	4.75%	02/11/2026	52,207	52,054,699
DaVita HealthCare Partners, Inc., Term Loan B-1 (1 mo. USD LIBOR + 1.75%)	1.90%	08/12/2026	39,326	38,930,550
Elanco Animal Health, Inc., Term Loan (1 mo. USD LIBOR + 1.75%)	1.90%	02/04/2027	61,894	61,048,381
Envision Healthcare Corp., Term Loan (1 mo. USD LIBOR + 3.75%)	3.90%	10/10/2025	75,248	61,750,708
Gentiva Health Services, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	3.44%	07/02/2025	30,986	30,882,584
LifePoint Health, Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	3.90%	11/16/2025	54,282	53,612,418
Milano Acquistion Corp., Term Loan B (3 mo. USD LIBOR + 4.00%)	4.75%	10/01/2027	15,000	14,900,025
MPH Acquisition Holdings LLC, Term Loan (3 mo. USD LIBOR + 2.75%)	3.75%	06/07/2023	33,187	32,784,336
Ortho-Clinical Diagnostics, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	3.39%	06/30/2025	31,357	30,776,923
Sunshine Luxembourg VII S.a.r.l., Term Loan (Switzerland) (3 mo. USD LIBOR + 4.25%)	5.25%	07/23/2026	34,600	34,627,645
Team Health Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	3.75%	02/06/2024	36,602	32,100,970
Verscend Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.50%)	4.65%	08/27/2025	42,551	42,497,806
				485,967,045
Industrial Equipment-0.70%
Thyssenkrupp Elevators (Vertical Midco GmbH), Term Loan B (Germany) (1 mo. USD LIBOR + 4.25%)	4.57%	06/30/2027	29,732	29,698,844
Insurance-3.68%
Acrisure LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	3.65%	01/31/2027	46,647	45,815,818
HUB International Ltd., Term Loan (3 mo. USD LIBOR + 3.00%)	3.21%	04/25/2025	47,174	46,121,378
See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan ETF (BKLN)—(continued)
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Insurance-(continued)
Sedgwick Claims Management Services, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	3.40%	12/31/2025	$32,695	$32,013,481
USI, Inc., Term Loan (3 mo. USD LIBOR + 3.00%)	3.22%	05/16/2024	33,833	33,177,244
				157,127,921
Leisure Goods, Activities & Movies-3.98%
Alpha Topco Ltd., Term Loan B (United Kingdom) (1 mo. USD LIBOR + 2.50%)	3.50%	02/01/2024	41,140	40,199,846
Crown Finance US, Inc., Term Loan (3 mo. USD LIBOR + 2.25%)	2.77%	02/28/2025	39,267	30,352,190
Playtika Holding Corp., Term Loan B (3 mo. USD LIBOR + 6.00%)	7.00%	12/03/2024	33,347	33,553,730
UFC Holdings LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	04/29/2026	32,785	32,529,862
William Morris Endeavor Entertainment LLC, First Lien Term Loan B-1 (1 mo. USD LIBOR + 2.75%)	2.90%	05/16/2025	36,591	33,407,870
				170,043,498
Lodging & Casinos-4.54%
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.75%)	2.90%	12/23/2024	66,660	64,622,945
Golden Nugget, Inc., Term Loan B (2 mo. USD LIBOR + 2.50%)	3.25%	10/04/2023	33,835	32,372,447
Hilton Worldwide Finance LLC, Term Loan B-2 (3 mo. USD LIBOR + 1.75%)	1.90%	06/22/2026	37,280	36,452,043
Scientific Games International, Inc., Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	2.90%	08/14/2024	52,530	50,871,888
Stars Group (US) Co-Borrower LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	3.72%	07/10/2025	9,491	9,526,417
				193,845,740
Oil & Gas-1.70%
Blackstone CQP Holdco, Term Loan (3 mo. USD LIBOR + 3.50%)	3.73%	09/30/2024	37,832	37,480,711
Buckeye Partners, Term Loan B (1 mo. USD LIBOR + 2.75%)	2.91%	11/02/2026	30,210	30,005,804
Seadrill Operating L.P.
Revolver Loan (3 mo. USD LIBOR + 10.00%)(e)	11.00%	02/21/2021	1,840	1,867,721
Term Loan (3 mo. USD LIBOR + 6.00%)	7.00%	02/21/2021	30,464	3,241,045
				72,595,281
Publishing-0.66%
Nielsen Finance LLC, Term Loan B-4 (1 mo. USD LIBOR + 2.00%)	2.13%	10/04/2023	28,235	28,023,556
Radio & Television-1.83%
Diamond Sports Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	3.40%	08/24/2026	47,850	40,193,873
Nexstar Broadcasting, Inc., Term Loan B-4 (1 mo. USD LIBOR + 2.75%)	2.90%	09/18/2026	38,405	38,023,146
				78,217,019
Rail Industries-0.78%
Genesee & Wyoming, Inc., Term Loan (3 mo. USD LIBOR + 2.00%)	2.22%	12/30/2026	33,654	33,471,054
Retailers (except Food & Drug)-3.31%
Bass Pro Group LLC, Term Loan (3 mo. USD LIBOR + 5.00%)	5.75%	09/25/2024	56,264	56,339,886
Harbor Freight Tools USA, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	4.00%	10/15/2027	20,407	20,293,683
Petco Animal Supplies, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	01/26/2023	32,712	30,974,284
PetSmart, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	4.50%	03/11/2022	34,062	33,937,660
				141,545,513
Telecommunications-6.79%
Avaya, Inc.
Term Loan B (1 mo. USD LIBOR + 4.25%)	4.39%	12/15/2024	3,977	3,978,089
Term Loan B-1 (1 mo. USD LIBOR + 4.25%)	4.39%	12/15/2027	3,424	3,389,410
CenturyLink, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	2.40%	03/15/2027	66,448	65,091,719
Level 3 Financing, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	1.90%	03/01/2027	46,869	45,864,550
Rackspace Hosting, Inc., Term Loan B (3 mo. USD LIBOR + 3.00%)	4.00%	11/03/2023	40,898	40,693,923
Radiate Holdco LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	09/10/2026	32,864	32,771,280
SBA Senior Finance II LLC, Term Loan (1 mo. USD LIBOR + 1.75%)	1.90%	04/11/2025	31,208	30,832,009
Zayo Group LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.15%	02/20/2027	68,281	67,219,068
				289,840,048
Utilities-2.62%
Brookfield WEC Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	3.75%	08/01/2025	41,002	40,684,715
See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan ETF (BKLN)—(continued)
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utilities-(continued)
Pacific Gas and Electric Co., Term Loan B (3 mo. USD LIBOR + 4.50%)	5.50%	07/01/2025	$35,918	$36,231,778
Vistra Operations Co. LLC, Incremental Term Loan (1 mo. USD LIBOR + 1.75%)	1.90%	12/31/2025	35,227	34,925,810
				111,842,303
Total Variable Rate Senior Loan Interests (Cost $3,998,516,515)				4,004,863,304
U.S. Dollar Denominated Bonds & Notes-2.34%
Aerospace & Defense-0.30%
TransDigm, Inc.(f)	6.25%	03/15/2026	12,081	12,821,022
Airlines-0.50%
Delta Air Lines, Inc./SkyMiles IP Ltd.(f)	4.50%	10/20/2025	2,000	2,112,992
Delta Air Lines, Inc./SkyMiles IP Ltd.(f)	4.75%	10/20/2028	2,000	2,154,969
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.(f)	6.50%	06/20/2027	15,557	16,898,791
				21,166,752
Commercial Services & Supplies-0.26%
Prime Security Services Borrower LLC/Prime Finance, Inc.(f)	5.75%	04/15/2026	10,160	11,036,300
Diversified Telecommunication Services-0.15%
CommScope, Inc.(f)	6.00%	03/01/2026	5,950	6,285,074
Electric Utilities-0.08%
PG&E Corp.	5.00%	07/01/2028	3,000	3,206,475
Hotels, Restaurants & Leisure-0.33%
1011778 BC ULC/New Red Finance, Inc. (Canada)(f)	3.88%	01/15/2028	5,000	5,150,000
1011778 BC ULC/New Red Finance, Inc. (Canada)(f)	3.50%	02/15/2029	3,000	3,003,750
Scientific Games International, Inc.(f)	5.00%	10/15/2025	5,900	6,077,000
				14,230,750
Machinery-0.07%
Vertical US Newco, Inc. (Germany)(f)	5.25%	07/15/2027	3,000	3,155,625
Media-0.17%
Virgin Media Secured Finance PLC (United Kingdom)(f)	5.50%	08/15/2026	2,000	2,096,250
Ziggo B.V. (Netherlands)(f)	5.50%	01/15/2027	4,750	4,978,214
				7,074,464
Real Estate Management & Development-0.05%
Cushman & Wakefield US Borrower LLC(f)	6.75%	05/15/2028	2,000	2,173,750
Technology Hardware, Storage & Peripherals-0.43%
Dell International LLC/EMC Corp.(f)	5.45%	06/15/2023	16,793	18,545,152
Total U.S. Dollar Denominated Bonds & Notes (Cost $94,893,774)				99,695,364
			Shares
Money Market Funds-9.77%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(g)(h) (Cost $417,064,657)			417,064,657	417,064,657
TOTAL INVESTMENTS IN SECURITIES-105.90% (Cost $4,510,474,946)				4,521,623,325
OTHER ASSETS LESS LIABILITIES-(5.90)%				(251,720,522)
NET ASSETS-100.00%				$4,269,902,803

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan ETF (BKLN)—(continued)
November 30, 2020
(Unaudited)
Investment Abbreviations:
LIBOR	-London Interbank Offered Rate
USD	-U.S. Dollar

Notes to Schedule of Investments:
(a)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(b)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(c)	This variable rate interest will settle after November 30, 2020, at which time the interest rate will be determined.
(d)	Restricted security. The aggregate value of these securities at period end was $84,467,538, which represented 1.98% of the Fund’s Net Assets.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2020 was $96,488,889, which represented 2.26% of the Fund’s Net Assets.
(g)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,094,558,717	$(677,494,060)	$-	$-	$417,064,657	$3,949
Invesco Premier U.S. Government Money Portfolio, Institutional Class	483,816,237	996,889,840	(1,480,706,077)	-	-	-	4,544
Total	$483,816,237	$2,091,448,557	$(2,158,200,137)	$-	$-	$417,064,657	$8,493

(h)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$-	$4,002,995,583	$1,867,721	$4,004,863,304
U.S. Dollar Denominated Bonds & Notes	-	99,695,364	-	99,695,364
Money Market Funds	417,064,657	-	-	417,064,657
Total Investments	$417,064,657	$4,102,690,947	$1,867,721	$4,521,623,325
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Fund’s investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.